Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Cencora Employee Investment Plan
EIN: 23-3079390 Plan #: 010
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
	American Funds EuroPacific Growth Fund Class R-6	Registered Investment Company	$24,453,335
	JP Morgan Equity Income Fund Class R6	Registered Investment Company	49,836,092
	Baird Core Plus Bond Fund Class Institutional	Registered Investment Company	31,387,669
*	Fidelity Growth Company Commingled Pool Class A	Commingled Fund	336,076,309
*	Fidelity Freedom Blend 2010 Commingled Pool Class T	Commingled Fund	4,349,243
*	Fidelity Freedom Blend 2015 Commingled Pool Class T	Commingled Fund	8,570,878
*	Fidelity Freedom Blend 2020 Commingled Pool Class T	Commingled Fund	34,885,268
*	Fidelity Freedom Blend 2025 Commingled Pool Class T	Commingled Fund	80,688,871
*	Fidelity Freedom Blend 2030 Commingled Pool Class T	Commingled Fund	171,860,124
*	Fidelity Freedom Blend 2035 Commingled Pool Class T	Commingled Fund	219,692,539
*	Fidelity Freedom Blend 2040 Commingled Pool Class T	Commingled Fund	224,263,685
*	Fidelity Freedom Blend 2045 Commingled Pool Class T	Commingled Fund	203,607,063
*	Fidelity Freedom Blend 2050 Commingled Pool Class T	Commingled Fund	166,891,540
*	Fidelity Freedom Blend 2055 Commingled Pool Class T	Commingled Fund	123,877,423
*	Fidelity Freedom Blend 2060 Commingled Pool Class T	Commingled Fund	75,984,520
*	Fidelity Freedom Blend Income Commingled Pool Class T	Commingled Fund	10,270,705
	Westwood SMidCap Value Collective Trust Class C	Common Collective Trust Fund	43,932,969
	State Street US Bond Index Securities Lending Fund Class XIV	Common Collective Trust Fund	21,470,477
	State Street Global All Cap Equity Ex-US Index Securities Lending Series Fund Class II	Common Collective Trust Fund	24,324,233
	State Street Russell Small/Mid Cap Securities Lending Series Fund Class II	Common Collective Trust Fund	53,840,593
	State Street S&P 500 Index Securities Lending Series Fund Class II	Common Collective Trust Fund	264,560,648
	Kayne Anderson Rudnick Small-Mid Cap Sustainable Growth CIT Class 1	Common Collective Trust Fund	40,574,544
*	Fidelity Managed Income Portfolio II Class 4	Common Collective Trust Fund	69,218,901
*	Cencora Stock Fund	Common Stock Fund	110,927,387
*	Participant Loans, net of participant loans deemed distributed	Interest rates ranging from 4.25% to 8.50%	33,679,839
	Total		$2,429,224,855
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* Party-in-interest

Note: Cost information has not been presented as all investments are participant directed.